PENSION LIABILITIES, NET (Schedule Of Changes In Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability, Defined Benefit Plan [Abstract]
Projected benefit obligation at beginning of year	$ 2,512	$ 2,510
Interest cost	37	38	$ 52
Expenses paid	(153)	(170)
Exchange rates differences	(252)	(85)
Actuarial loss	26	219
Projected benefit obligation at end of year	$ 2,170	$ 2,512	$ 2,510